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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number __811-21360

CM Advisers Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:    February 28, 2010

Date of reporting period:     August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisers Family of Funds

Semi-Annual Report 2009

CM Advisers Fund

CM Advisers Fixed Income Fund

August 31, 2009
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisers Fund
Supplementary Portfolio Information
August 31, 2009 (Unaudited)

Asset and Sector Allocation
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Microsoft Corporation	7.2%
Wal-Mart Stores, Inc.	4.5%
UnitedHealth Group, Inc.	4.1%
Coca-Cola Company (The)	4.0%
Dell, Inc.	3.7%
Colgate-Palmolive Company	3.7%
Marsh & McLennan Companies, Inc.	3.2%
Masco Corporation	3.1%
Walgreen Company	3.1%
Applied Materials, Inc.	3.0%

CM Advisers Fixed Income Fund
Supplementary Portfolio Information
August 31, 2009 (Unaudited)

Asset and Sector Allocation
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 4.50%, due 05/15/38	2.6%
American Express Company, 7.00%, due 03/19/18	2.6%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	2.5%
Estee Lauder Companies, Inc. (The), 6.00%, due 05/15/37	2.1%
Kraft Foods, Inc., 6.125%, due 02/01/18	2.0%
Coca-Cola Company (The), 5.35%, due 11/15/17	2.0%
Western Union Company (The), 5.93%, due 10/01/16	2.0%
Home Depot, Inc. (The), 5.40%, due 03/01/16	1.9%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1.8%
U.S. Treasury Bonds, 5.00%, due 05/15/37	1.7%

CM Advisers Fund
Schedule of Investments
August 31, 2009 (Unaudited)

COMMON STOCKS — 80.7%	Shares	Value
Consumer Discretionary — 12.9%
Diversified Consumer Services — 2.6%
CPI Corporation	215,050	$3,888,104

Household Durables — 3.4%
Ethan Allen Interiors, Inc.	81,785	1,270,939
MDC Holdings, Inc.	21,775	815,692
Toll Brothers, Inc. *	130,775	2,973,823
		5,060,454

Leisure Equipment & Products — 0.5%
Arctic Cat, Inc.*	101,565	725,174
Eastman Kodak Company*	7,930	42,188
		767,362

Media — 4.4%
Comcast Corporation - Class A Special	12,900	188,211
News Corporation - Class A	226,200	2,424,864
Walt Disney Company (The)	146,375	3,811,605
		6,424,680

Multi-Line Retail — 0.6%
J. C. Penney Company, Inc.	29,435	884,227

Specialty Retail — 1.4%
Cost Plus, Inc. *	252,052	496,542
Pacific Sunwear of California, Inc. *	349,000	1,542,580
		2,039,122

Consumer Staples — 16.4%
Beverages — 4.0%
Coca-Cola Company (The)	121,520	5,926,530

Food & Staples Retailing — 7.6%
Walgreen Company	134,820	4,567,701
Wal-Mart Stores, Inc.	131,825	6,705,938
		11,273,639

Food Products — 0.7%
General Mills, Inc.	17,240	1,029,745

Household Products — 4.1%
Colgate-Palmolive Company	74,875	5,443,413
Procter & Gamble Company (The)	12,900	698,019
		6,141,432

Financials — 8.7%
Commercial Banks — 2.6%
Wells Fargo & Company	140,817	3,875,284

Consumer Finance — 2.9%
American Express Company	124,470	4,209,575

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS — 80.7% (Continued)	Shares	Value
Financials — 8.7% (Continued)
Insurance — 3.2%
Marsh & McLennan Companies, Inc.	202,142	$4,758,423

Health Care — 4.1%
Health Care Providers & Services — 4.1%
UnitedHealth Group, Inc.	217,465	6,089,020

Industrials — 13.8%
Air Freight & Logistics — 1.4%
FedEx Corporation	15,235	1,046,797
United Parcel Service, Inc. - Class B	20,380	1,089,515
		2,136,312

Building Products — 3.1%
Masco Corporation	317,475	4,597,038

Commercial Services & Supplies — 3.0%
Avery Dennison Corporation	115,349	3,564,284
Cintas Corporation	29,625	812,910
		4,377,194

Electrical Equipment — 0.9%
Emerson Electric Company	37,915	1,397,926

Industrial Conglomerates — 4.2%
3M Company	58,940	4,249,574
General Electric Company	142,495	1,980,681
		6,230,255

Professional Services — 0.5%
CDI Corporation	40,764	619,205
LECG Corporation *	23,900	80,304
		699,509

Road & Rail — 0.2%
YRC Worldwide, Inc. *	105,930	236,224

Trading Companies & Distributors — 0.5%
Lawson Products, Inc.	45,090	815,227

Information Technology — 22.9%
Computers & Peripherals — 4.9%
Dell, Inc. *	349,375	5,530,606
Hutchinson Technology, Inc. *	286,600	1,705,270
		7,235,876

Electronic Equipment, Instruments
& Components — 1.8%
Maxwell Technologies, Inc. *	97,365	1,317,349
Newport Corporation *	186,700	1,323,703
		2,641,052

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS — 80.7% (Continued)	Shares	Value
Information Technology — 22.9% (Continued)
IT Services — 2.7%
Automatic Data Processing, Inc.	66,450	$2,548,357
Paychex, Inc.	51,010	1,443,073
		3,991,430

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.	332,405	4,381,098
Cohu, Inc.	700	8,288
Intel Corporation	200,000	4,064,000
MEMC Electronic Materials, Inc. *	1,000	15,950
Texas Instruments, Inc.	36,000	885,240
		9,354,576

Software — 7.2%
Microsoft Corporation	435,995	10,747,277

Materials — 1.9%
Chemicals — 1.9%
E.I. du Pont de Nemours and Company	86,610	2,765,457

Total Common Stocks (Cost $134,313,594)		$119,592,950

EXCHANGE-TRADED FUNDS — 2.7%	Shares	Value
Financial Select Sector SPDR Fund (The)
(Cost $7,077,118)	270,995	$3,983,627

MONEY MARKET FUNDS — 17.1%	Shares	Value
Evergreen Institutional Treasury Money Market Fund –
Institutional Class, 0.02% (a) (Cost $25,324,755)	25,324,755	$25,324,755

Total Investments at Value — 100.5%
(Cost $166,715,467)		$148,901,332

Liabilities in Excess of Other Assets — (0.5%)		(696,533)

Total Net Assets — 100.0%		$148,204,799

*	Non-income producing security.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to financial statements.

CM Advisers Fixed Income Fund
Schedule of Investments
August 31, 2009 (Unaudited)

CORPORATE BONDS — 62.0%	Par Value	Value
Consumer Discretionary — 13.4%
Auto Components — 1.2%
Johnson Controls, Inc., 5.50%, due 01/15/16	$ 400,000	$406,118

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	385,677
Starbucks Corporation, 6.25%, due 08/15/17	300,000	310,682
		696,359

Household Durables — 1.0%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	176,204
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	137,025
		313,229

Media — 3.3%
Comcast Corporation,
6.30%, due 11/15/17	200,000	218,266
5.70%, due 05/15/18	400,000	422,385
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	251,386
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	202,584
		1,094,621

Multi-Line Retail — 1.9%
Kohl’s Corporation,
6.25%, due 12/15/17	500,000	533,189
6.00%, due 01/15/33	100,000	97,180
		630,369

Specialty Retail — 3.9%
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	620,731
Staples, Inc.,
7.75%, due 04/01/11	500,000	531,320
9.75%, due 01/15/14	100,000	117,389
		1,269,440

Consumer Staples — 10.9%
Beverages — 2.9%
Coca-Cola Company (The), 5.35%, due 11/15/17	600,000	651,745
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	315,543
		967,288

Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	500,000	576,466

Food Products — 2.0%
Kraft Foods, Inc., 6.125%, due 02/01/18	600,000	656,628

Household Products — 2.1%
Church & Dwight Company, Inc., 6.00%, due 12/15/12	300,000	303,750
Clorox Company (The), 5.45%, due 10/15/12	370,000	396,374
		700,124

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 62.0% (Continued)	Par Value	Value
Consumer Staples — 10.9% (Continued)
Personal Products — 2.1%
Estée Lauder Companies, Inc. (The), 6.00%,
due 05/15/37	$ 700,000	$692,467

Energy — 3.5%
Energy Equipment & Services — 2.2%
Transocean, Inc., 6.00%, due 03/15/18	200,000	213,022
Weatherford International Ltd.,
6.35%, due 06/15/17	200,000	208,766
6.00%, due 03/15/18	300,000	306,007
		727,795

Oil, Gas & Consumable Fuels — 1.3%
Valero Energy Corporation, 6.125%, due 06/15/17	400,000	399,294

Financials — 4.8%
Commercial Banks — 1.6%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	523,886

Consumer Finance — 3.2%
American Express Company,
7.00%, due 03/19/18	800,000	839,365
8.125%, due 05/20/19	200,000	223,826
		1,063,191

Health Care — 3.8%
Health Care Providers & Services — 2.5%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	813,208

Pharmaceuticals — 1.3%
Johnson & Johnson, 5.15%, due 07/15/18	400,000	434,035

Industrials — 9.4%
Aerospace & Defense — 0.7%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	217,786

Building Products — 1.7%
Masco Corporation,
5.85%, due 03/15/17	400,000	353,985
7.75%, due 08/01/29	240,000	198,344
		552,329

Commercial Services & Supplies — 2.4%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	213,224
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	371,251
11.25%, due 02/01/19	200,000	223,406
		807,881

Electrical Equipment — 1.3%
Emerson Electric Company, 5.25%, due 10/15/18	400,000	431,836

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 62.0% (Continued)	Par Value	Value
Industrials — 9.4% (Continued)
Machinery — 0.4%
Dover Corporation, 5.45%, due 03/15/18	$ 115,000	$122,669

Professional Services — 0.6%
Dun & Bradstreet Corporation (The), 6.00%,
due 04/01/13	200,000	206,310

Road & Rail — 2.3%
CSX Corporation, 6.25%, due 03/15/18	500,000	539,372
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	213,623
		752,995

Information Technology — 6.4%
Computers & Peripherals — 2.8%
Dell, Inc., 5.65%, due 04/15/18	400,000	415,161
International Business Machines Corporation, 7.625%,
due 10/15/18	250,000	306,827
Seagate Technology HDD Holdings, 6.375%,
due 10/01/11	200,000	197,000
		918,988

Electric Equipment, Instruments
& Components — 1.6%
Corning, Inc., 7.25%, due 08/15/36	500,000	522,518

IT Services — 2.0%
Western Union Company (The),
5.93%, due 10/01/16	600,000	647,473
6.20%, due 11/17/36	25,000	24,674
		672,147

Materials — 7.3%
Chemicals — 3.2%
Cytec Industries, Inc., 8.95%, due 07/01/17	500,000	530,191
E.I. du Pont de Nemours and Company, 6.00%,
due 07/15/18	475,000	526,591
		1,056,782

Containers & Packaging — 0.2%
Ball Corporation, 6.875%, due 12/15/12	50,000	50,125

Metals & Mining — 3.1%
Alcoa, Inc.,
5.72%, due 02/23/19	600,000	530,712
5.87%, due 02/23/22	200,000	166,348
Nucor Corporation, 5.85%, due 06/01/18	300,000	326,725
		1,023,785

Paper & Forest Products — 0.8%
Weyerhaeuser Company, 7.375%, due 03/15/32	330,000	277,620

Telecommunication Services — 1.2%
Telecommunications Equipment — 1.2%
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	375,055

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 62.0% (Continued)	Par Value	Value
Utilities — 1.3%
Multi-Utilities — 1.3%
Consolidated Edison, Inc., 5.85%, due 04/01/18	$ 400,000	$433,589

Total Corporate Bonds (Cost $18,508,623)		$20,386,933

U.S. GOVERNMENT OBLIGATIONS — 5.6%	Par Value	Value
U.S. TREASURY BONDS — 5.6%
5.00%, due 05/15/37	$ 500,000	$567,422
4.50%, due 05/15/38	800,000	842,500
3.50%, due 02/15/39	500,000	441,719

Total U.S. Government Obligations
(Cost $1,861,868)		$1,851,641

CLOSED-END FUNDS — 0.4%	Shares	Value
Western Asset Managed High Income Fund, Inc.
(Cost $102,480)	27,500	$147,675

MONEY MARKET FUNDS — 30.3%	Shares	Value
Evergreen Institutional Treasury Money Market Fund -
Institutional Class, 0.02% (a) (Cost $9,958,635)	9,958,635	$9,958,635

Total Investments at Value — 98.3%
(Cost $30,431,606)		$32,344,884

Other Assets in Excess of Liabilities — 1.7%		546,382

Total Net Assets — 100.0%		$32,891,266

(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to financial statements.

CM Advisers Family of Funds
Statements of Assets and Liabilities
August 31, 2009 (Unaudited)

		CM Advisers
	CM Advisers	Fixed Income
	Fund	Fund
ASSETS
Investments in securities:
At cost	$166,715,467	$30,431,606
At value (Note 2)	$148,901,332	$32,344,884
Dividends and interest receivable	288,762	347,779
Receivable for capital shares sold	6,678	215,080
Other assets	20,474	13,906
TOTAL ASSETS	149,217,246	32,921,649

LIABILITIES
Payable for investment securities purchased	399,919	—
Payable for capital shares redeemed	430,982	—
Payable to Adviser (Note 5)	151,844	13,478
Payable to administrator (Note 5)	15,930	5,920
Other accrued expenses and liabilities	13,772	10,985
TOTAL LIABILITIES	1,012,447	30,383

NET ASSETS	$148,204,799	$32,891,266

Net assets consist of:
Paid-in capital	$210,632,242	$30,796,763
Accumulated undistributed net investment income	184,601	181,225
Accumulated net realized losses
from security transactions	(44,797,909)	—
Net unrealized appreciation (depreciation) on investments	(17,814,135)	1,913,278

Net assets	$148,204,799	$32,891,266

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	17,360,787	3,017,664

Net asset value, redemption price and
offering price per share (a)	$8.54	$10.90

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM Advisers Family of Funds
Statements of Operations
Six Months Ended August 31, 2009 (Unaudited)

		CM Advisers
	CM Advisers	Fixed Income
	Fund	Fund
INVESTMENT INCOME
Dividend	$1,454,447	$13,194
Interest	—	606,986
TOTAL INVESTMENT INCOME	1,454,447	620,180

EXPENSES
Investment advisory fees (Note 5)	808,959	64,233
Administration fees (Note 5)	51,744	12,150
Professional fees	20,772	15,123
Fund accounting fees (Note 5)	18,467	13,284
Transfer agent fees (Note 5)	16,737	9,000
Registration fees	14,364	10,599
Trustees’ fees and expenses	14,480	6,518
Postage and supplies	11,234	3,585
Custody and bank service fees	6,646	3,984
Printing of shareholder reports	6,352	2,006
Insurance expense	4,836	707
Pricing fees	427	3,347
Other expenses	11,950	6,214
TOTAL EXPENSES	986,968	150,750
Advisory fees waived by Adviser (Note 5)	(15,794)	—
NET EXPENSES	971,174	150,750

NET INVESTMENT INCOME	483,273	469,430

REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized losses from security transactions	(17,954,270)	—
Net change in unrealized appreciation/
depreciation on investments	68,058,973	2,401,649

NET REALIZED AND UNREALIZED
GAINS ON INVESTMENTS	50,104,703	2,401,649

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$50,587,976	$2,871,079

See accompanying notes to financial statements.

CM Advisers Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	August 31,	Year Ended
	2009	February 28,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$483,273	$1,861,279
Net realized losses from security transactions	(17,954,270)	(26,843,639)
Net change in unrealized appreciation/
depreciation on investments	68,058,973	(51,284,018)
Net increase (decrease) in net assets from operations	50,587,976	(76,266,378)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(355,646)	(1,804,305)
Distributions from net realized gains
from security transactions	—	(5,100,749)
Decrease in net assets from distributions to shareholders	(355,646)	(6,905,054)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,810,434	17,857,122
Net asset value of shares issued in reinvestment of
distributions to shareholders	343,352	6,700,951
Proceeds from redemption fees collected (Note 2)	10,354	31,140
Payments for shares redeemed	(11,558,401)	(47,161,605)
Net decrease in net assets from capital share transactions	(5,394,261)	(22,572,392)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,838,069	(105,743,824)

NET ASSETS
Beginning of period	103,366,730	209,110,554
End of period	$148,204,799	$103,366,730

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$184,601	$56,974

CAPITAL SHARE ACTIVITY
Shares sold	837,774	2,052,765
Shares reinvested	50,341	962,980
Shares redeemed	(1,638,322)	(5,304,873)
Net decrease in shares outstanding	(750,207)	(2,289,128)
Shares outstanding, beginning of period	18,110,994	20,400,122
Shares outstanding, end of period	17,360,787	18,110,994

See accompanying notes to financial statements.

CM Advisers Fixed Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	August 31,	Year Ended
	2009	February 28,
	(Unaudited)	2009
FROM OPERATIONS
Net investment income	$469,430	$415,494
Net realized gains from security transactions	—	385,747
Net change in unrealized appreciation/
depreciation on investments	2,401,649	(693,844)
Net increase in net assets from operations	2,871,079	107,397

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(391,361)	(312,338)
From net realized gains from security transactions	(90,634)	(1,106,674)
Decrease in net assets from distributions to shareholders	(481,995)	(1,419,012)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,630,493	8,978,026
Net asset value of shares issued in reinvestment
of distributions to shareholders	441,572	1,376,986
Proceeds from redemption fees collected (Note 2)	7,342	9,304
Payments for shares redeemed	(1,994,490)	(2,460,657)
Net increase in net assets from capital share transactions	11,084,917	7,903,659

TOTAL INCREASE IN NET ASSETS	13,474,001	6,592,044

NET ASSETS
Beginning of period	19,417,265	12,825,221
End of period	$32,891,266	$19,417,265

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$181,225	$103,156

CAPITAL SHARE ACTIVITY
Shares sold	1,228,220	874,052
Shares reinvested	43,479	142,810
Shares redeemed	(198,157)	(237,826)
Net increase in shares outstanding	1,073,542	779,036
Shares outstanding, beginning of period	1,944,122	1,165,086
Shares outstanding, end of period	3,017,664	1,944,122

See accompanying notes to financial statements.

CM Advisers Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended
	August 31,		Years Ended
	2009		February 28,	February 29,	February 28,	February 28,	February 28,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at
beginning of period	$5.71		$10.25	$12.75	$12.11	$11.50	$10.74

Income (loss) from
investment operations:
Net investment income	0.03		0.10	0.14	0.19	0.17	0.01
Net realized and unrealized
gains (losses)
on investments	2.82		(4.26)	(2.19)	1.00	1.11	0.78
Total from investment
operations	2.85		(4.16)	(2.05)	1.19	1.28	0.79

Less distributions:
Dividends from net
investment income	(0.02)		(0.10)	(0.16)	(0.19)	(0.15)	—
Distributions from net
realized gains	—		(0.28)	(0.29)	(0.36)	(0.52)	(0.03)
Total distributions	(0.02)		(0.38)	(0.45)	(0.55)	(0.67)	(0.03)

Proceeds from redemption
fees collected (Note 2)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value at
end of period	$8.54		$5.71	$10.25	$12.75	$12.11	$11.50

Total return (a)	50.00%	(d)	(41.21% )	(16.43% )	9.88%	11.31%	7.36%

Ratios and supplemental data:
Net assets at
end of period (000’s)	$148,205		$103,367	$209,111	$268,861	$187,557	$79,992

Ratio of gross expenses
to average net assets	1.52%	(e)	1.48%	1.46%	1.50%	1.83%	2.03%

Ratio of net expenses
to average net assets (b)	1.50%	(e)	1.48%	1.46%	1.50%	1.50%	1.50%

Ratio of net investment income
to average net assets (b)	0.75%	(e)	1.09%	1.07%	1.70%	1.86%	0.10%

Portfolio turnover rate	7%	(d)	23%	66%	22%	19%	18%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(c)	Amount rounds to less than $0.01 per share.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

CM Advisers Fixed Income Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Period
	August 31,		Ended	Ended	Ended
	2009		February 28,	February 29,	February 28,
	(Unaudited)		2009	2008	2007 (a)
Net asset value at beginning of period	$9.99		$11.01	$10.66	$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.26	0.25	0.29
Net realized and unrealized gains
(losses) on investments	0.94		(0.38)	0.57	0.84
Total from investment operations	1.11		(0.12)	0.82	1.13

Less distributions:
Dividends from net
investment income	(0.16)		(0.21)	(0.25)	(0.29)
Distributions from
net realized gains	(0.04)		(0.70)	(0.22)	—
In excess of net
investment income	—		—	—	(0.18)
Total distributions	(0.20)		(0.91)	(0.47)	(0.47)

Proceeds from redemption fees
collected (Note 2)	0.00	(f)	0.01	0.00 (f)	0.00	(f)

Net asset value at end of period	$10.90		$9.99	$11.01	$10.66

Total return (b)	11.33%	(d)	(0.60% )	8.05%	11.39%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$32,891		$19,417	$12,825	$3,126

Ratio of gross expenses
to average net assets	1.17%	(e)	1.54%	2.28%	7.28%	(e)

Ratio of net expenses
to average net assets (c)	1.17%	(e)	1.50%	1.50%	1.50%	(e)

Ratio of net investment income to
average net assets (c)	3.64%	(e)	2.77%	2.79%	3.28%	(e)

Portfolio turnover rate	0%		37%	188%	0%

(a)	Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements.

(d)	Not annualized.

(e)	Annualized.

(f)	Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM Advisers Family of Funds
Notes to Financial Statements
August 31, 2009 (Unaudited)

 1.  Organization

The CM Advisers Fund and the CM Advisers Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a no-load series of the CM Advisers Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

The CM Advisers Fund commenced operations on May 13, 2003.  The investment objective of the Fund is long-term growth of capital.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006.  The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2.  Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board’s (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

 The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009:

		CM Advisers
	CM Advisers	Fixed Income
Valuation Inputs	Fund	Fund
Level 1 - Quoted Prices	$148,901,332	$10,106,310
Level 2 - Other Significant Observable Inputs	—	22,238,574
Level 3 - Significant Unobservable Inputs	—	—
Total	$148,901,332	$32,344,884

In April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4” or the “Position”). FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.  FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009.

As of August 31, 2009, all of the securities held by the CM Advisers Fund were valued using Level 1 inputs. See the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

The following is a summary of the inputs used to value the CM Advisers Fixed Income Fund’s investments as of August 31, 2009 by security type as required by FSP 157-4:

	Level 1	Level 2	Level 3	Total
Corporate bonds	$—	$20,386,933	$—	$20,386,933
U.S. government & agency bonds	—	1,851,641	—	1,851,641
Closed-end funds	147,675	—	—	147,675
Money market funds	9,958,635	—	—	9,958,635
Total	$10,106,310	$22,238,574	$—	$32,344,884

Share Valuation and Redemption Fees — The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase for the CM Advisers Fund and if redeemed within 180 days of the date of purchase for the CM Advisers Fixed Income Fund.  Prior to August 1, 2009,  shares of the CM Advisers Fixed Income Fund that were redeemed within one year of purchase were subject to the 1% redemption fee. During the periods ended August 31, 2009 and February 28, 2009, proceeds from redemption fees totaled $10,354 and $31,140, respectively, for the CM Advisers Fund and $7,342 and $9,304, respectively, for the CM Advisers Fixed Income Fund.

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method.  Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Dividend Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2009 and February 28, 2009 was as follows:

	Periods	Ordinary	Long-Term	Total
	Ended	Income	Capital Gains	Distributions
CM Advisers Fund	08/31/09	$355,646	$—	$355,646
	02/28/09	$1,804,305	$5,100,749	$6,905,054

CM Advisers Fixed Income Fund	08/31/09	$481,995	$—	$481,995
	02/28/09	$1,286,319	$132,693	$1,419,012

Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

3.  Federal Income Tax

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of August 31, 2009:

		CM Advisers
	CM Advisers	Fixed Income
	Fund	Fund
Tax cost of portfolio investments	$166,715,467	$30,431,606
Gross unrealized appreciation	$11,980,038	$2,084,297
Gross unrealized depreciation	(29,794,173)	(171,019)
Net unrealized appreciation (depreciation)	$(17,814,135)	$1,913,278
Undistributed ordinary income	184,601	181,225
Capital loss carryforward	(16,877,649)	—
Post-October losses	(9,965,990)	—
Other losses	(17,954,270)	—
Accumulated earnings (deficit)	$(62,427,443)	$2,094,503

As of February 28, 2009, the CM Advisers Fund had a capital loss carryforward of $16,877,649, which expires on February 28, 2017.  In addition, the Fund had net realized capital losses of $9,965,990 during the period November 1, 2008 through February 28, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ending February 28, 2010. The capital loss carryforward and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FASB’s Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.  As required by FIN 48, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended February 28, 2006 through February 28, 2009) and has concluded that no provision for income tax is required in these financial statements.

4.  Investment Transactions

During the period ended August 31, 2009, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

		CM Advisers
	CM Advisers	Fixed Income
	Fund	Fund
Cost of purchases of investment securities	$7,869,853	$5,274,605
Proceeds from sales of investment securities	$30,014,795	$—

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

5.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Adviser”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for the CM Advisers Fund and 0.50% for the CM Advisers Fixed Income Fund.  The Adviser has entered into contractual agreements (the “Expense Limitation Agreements”) with the Funds under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) until February 28, 2010 to not more than 2.00% and 1.50% of the average daily net assets of the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively. There can be no assurance that the Expense Limitation Agreements will continue beyond February 28, 2010.  During the period ended August 31, 2009, the Adviser waived advisory fees of $15,794 with respect to the CM Advisers Fund in order to limit such Fund’s total operating expenses to 1.50% of its average daily net assets. There were no advisory fee waivers or expense reimbursements with respect to the CM Advisers Fixed Income Fund during the period ended August 31, 2009.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC (“Ultimus”) provides executive and administrative services and internal regulatory compliance services for the Funds.  Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees.  For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund.  For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its Fund’s average daily net assets and 0.005% of such assets in excess of $500 million.  In addition, each Fund pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts.  In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives compensation of $250 per month from each Fund for such services.

DISTRIBUTION AND SERVICE FEES
The Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for each of the Funds (the “Plans”).  Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Funds may incur certain costs, which may not exceed 0.25% per annum of the CM Advisers Fund’s average daily net assets and 0.45% per annum of the CM Advisers Fixed Income Fund’s average daily net assets, related to activities reasonably intended to result in the sale of shares of the Funds or support servicing of shareholder accounts. During the period ended August 31, 2009, the Funds did not incur any distribution related expenses under the Plans.

6.  Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7.  Recent Accounting Pronouncement

In June 2009, FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles. All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management has evaluated this new statement and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

CM Advisers Family of Funds
Notes to Financial Statements (Continued)

8.  Subsequent Events

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS 165”).  The Trust has adopted SFAS 165 with these financial statements.  SFAS 165 requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS 165 requires the Funds to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on October 20, 2009 and has noted no such events.

CM Advisers Family of Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2009 – August 31, 2009).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds.  You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds.  It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares within one year of the date of their purchase for the CM Advisers Fund and within 180 days of the date of their purchase for the CM Advisers Fixed Income Fund.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CM Advisers Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisers Fund

	Beginning	Ending
	Account Value	Account Value
	March 1,	August 31,	Expenses Paid
	2009	2009	During Period*

Based on Actual Fund Return	$ 1,000.00	$ 1,500.00	$ 9.45
Based on Hypothetical 5% Return
(before expenses)	$ 1,000.00	$ 1,017.64	$ 7.63

*
Expenses are equal to the CM Adviser Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM Advisers Fixed Income Fund

	Beginning	Ending
	Account Value	Account Value
	March 1,	August 31,	Expenses Paid
	2009	2009	During Period*

Based on Actual Fund Return	$ 1,000.00	$ 1,113.30	$ 6.23
Based on Hypothetical 5% Return
(before expenses)	$ 1,000.00	$ 1,019.31	$ 5.96

*
Expenses are equal to the CM Advisers Fixed Income Fund’s annualized expense ratio of 1.17% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  The filings are available upon request, by calling 1-888-859-5856.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

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CM Advisers Fund and
CM Advisers Fixed Income Fund
are series of the
CM Advisers Family of Funds

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Ultimus Fund Solutions, LLC	Van Den Berg Management I, Inc.
P.O. Box 46707	(d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707	805 Las Cimas Parkway, Suite 430
Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
centman.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares for the CM Advisers Fund and occuring within 180 days following the issuance of such shares for the CM Advisers Fixed Income Fund.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.centman.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisers Family of Funds:

See Our Web site @ www.centman.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)   Not applicable [schedule filed with Item 1]

(b)   Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds

By (Signature and Title)*	/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date          October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date          October 29, 2009

By (Signature and Title)*	/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date _        October 29, 2009

* Print the name and title of each signing officer under his or her signature.